Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2024
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Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets
The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,262,245	¥1,087,526	¥1,160,727	¥925,961

Current service cost	30,632	22,555	27,397	17,702
Past service cost	—	—	—	(271)
Interest cost	9,732	40,151	13,944	47,108
Plan participants’ contributions	—	4,165	—	4,447
Remeasurements:
Changes in demographic assumptions	(3,387)	(317)	(4,249)	(724)
Changes in financial assumptions	(71,936)	(220,863)	(44,232)	(14,686)
Other	12,291	38,427	(91)	(1,446)
Benefits paid	(63,085)	(116,150)	(59,464)	(66,563)
Deconsolidation	(15,765)	—	(12,640)	—
Exchange differences on translating foreign operations	—	70,467	—	125,595

Balance at end of year	¥1,160,727	¥925,961	¥1,081,392	¥1,037,123

Fair value of plan assets:
Balance at beginning of year	¥1,355,276	¥1,013,050	¥1,236,755	¥879,975

Interest income	10,589	37,211	15,030	45,291
Actual return on plan assets, excluding interest income	(76,690)	(137,659)	43,828	(6,964)
Employer contributions	20,409	21,178	20,108	16,819
Plan participants’ contributions	—	4,165	—	4,447
Benefits paid	(58,544)	(116,150)	(54,727)	(66,563)
Deconsolidation	(14,285)	—	(13,935)	—
Exchange differences on translating foreign operations	—	58,180	—	120,396

Balance at end of year	¥1,236,755	¥879,975	¥1,247,059	¥993,401

Effects of asset ceiling	—	62,516	123,505	86,321

Net defined benefit liabilities (assets)	¥(76,028)	¥108,502	¥(42,162)	¥130,043

Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category
The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2023 and 2024 is as follows:
As of March 31, 2023

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥20,230	¥—	¥20,230	¥6,929	¥—	¥6,929
Equity securities:
Japan	22,388	—	22,388	398	—	398
United States	195,611	—	195,611	13,794	—	13,794
Other	171,921	153	172,074	7,413	—	7,413
Debt securities:
Japan	66,416	862	67,278	—	768	768
United States	35,338	136,352	171,690	—	114,757	114,757
Other	152,213	89,536	241,749	—	10,656	10,656
Group annuity insurance:
General accounts	—	40,942	40,942	—	—	—
Separate accounts	—	23,130	23,130	—	—	—
Pooled funds:
Real estate funds	—	398	398	—	73,017	73,017
Private equity funds	—	—	—	—	162,414	162,414
Hedge funds	—	117,422	117,422	—	26,061	26,061
Commingled and other mutual funds	1,419	151,752	153,171	—	454,352	454,352
Other	54	10,618	10,672	263	9,153	9,416

Total	¥665,590	¥571,165	¥1,236,755	¥28,797	¥851,178	¥879,975

As of March 31, 2024

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥14,251	¥—	¥14,251	¥8,946	¥—	¥8,946
Equity securities:
Japan	25,610	—	25,610	403	—	403
United States	211,349	—	211,349	12,308	—	12,308
Other	176,452	127	176,579	6,764	—	6,764
Debt securities:
Japan	53,981	1,042	55,023	—	414	414
United States	149,531	16,055	165,586	—	161,319	161,319
Other	141,011	114,569	255,580	—	12,650	12,650
Group annuity insurance:
General accounts	—	39,329	39,329	—	—	—
Separate accounts	—	29,350	29,350	—	—	—
Pooled funds:
Real estate funds	—	204	204	—	78,832	78,832
Private equity funds	—	—	—	—	171,660	171,660
Hedge funds	—	134,096	134,096	—	31,495	31,495
Commingled and other mutual funds	1,289	152,466	153,755	—	464,649	464,649
Other	19	(13,672)	(13,653)	424	43,537	43,961

Total	¥773,493	¥473,566	¥1,247,059	¥28,845	¥964,556	¥993,401

Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2023 and 2024 are as follows:

	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	1.2%	4.8 - 5.1%	1.6%	4.9 - 5.2%
Rate of salary increase	1.6%	2.0 - 4.4%	1.6%	2.0 - 7.5%

Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2023 and 2024 are as follows:

Yen (millions)
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥80,821 increase	¥57,236 increase	¥70,025 increase	¥67,928 increase
0.5% increase	¥72,450 decrease	¥50,643 decrease	¥63,047 decrease	¥59,881 decrease

Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations as of March 31, 2023 and 2024 are as follows:

	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	13 years	11 years	12 years	11 years

Personnel Expenses Included in Consolidated Statements of Income
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen (millions)
	2022	2023	2024
Personnel expenses	¥1,502,364	¥1,635,515	¥1,807,731